Concentration of Risk (Tables)	6 Months Ended
Jun. 30, 2025
Vendor [Member]
Schedule of Concentration of Risk

	For the six months period ended June 30 (Unaudited)
	2025	2024	2025	2024	2025	2024
	Cost of Revenue	Cost of Revenue	% of Cost of Revenue	% of Cost of Revenue	Account payables	Account payables
Vendor A	$-	$719	-%	38.1%	$-	$-
Vendor B	$50	$94	0.4%	5.0%	$-	$-
Vendor C	$-	$53	-%	2.8%	$-	$-
Vendor D	$-	$514	-%	27.2%	$-	$-
Vendor E	$-	$95	-%	5.0%	$-	$-
Vendor F	$-	$413	-%	21.9%	$-	$-
Vendor G	$343	$-	3.0%	-%	$-	$-
Vendor H	$2,398	$-	20.8%	-%	$-	$-
Vendor I	$1,090	$-	9.4%	-%	$-	$-
Vendor J	$1,519	$-	13.2%	-%	$-	$-
Vendor K	$2,741	$-	23.8%	-%	$-	$-
Vendor L	$1,028	$-	8.9%	-%	$-	$-
Vendor M	$171	$-	1.5%	-%	$-	$-
Vendor N	$1,285	$-	11.1%	-%	$-	$-
Vendor O	$913	$-	7.9%	-%	$-	$-
Total	$11,538	$1,888	100.0%	100.0%	$-	$-

Customers [Member]
Schedule of Concentration of Risk

	For the six months period ended June 30 (Unaudited)
	2025	2024	2025	2024	2025	2024
	Revenue	Revenue	% of Revenue	% of Revenue	Account receivables	Account receivables
Customer A	$20,176	$28,560	49.8%	52.5%	$-	$17,608
Customer B	$5,918	$4,697	14.6%	8.6%	$-	$-
Customer C	$-	$-	-%	-%	$-	$739
Customer D	$2,284	$21,156	5.6%	38.9%	$-	$-
Customer E	$11,049	$-	27.2%	-%	$-	$-
Customer F	$1,133	$-	2.8%	-%	$-	$-
Total	$40,560	$54,413	100.0%	100.0%	$-	$18,347